Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Fair Values of Stock Options Granted and Assumptions used in Black-Scholes Model
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Year ended December 31,
	2022	2021	2020
Estimated fair values of stock options granted	$0.86	$3.61	$3.24
Assumptions:
Risk-free interest rate	1.9% - 3.5%	0.6% - 1.2%	0.3% - 1.7%
Expected volatility	89.7% - 92.8%	80.1% - 91.0%	77.4% - 81.2%
Expected term (in years)	5.5 - 6.9	5.5 - 6.5	6.0 - 10.0

Summary of Stock Option Activity
Information on stock option activity is as
follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share
Balance as of December 31, 2021	2,789,110	$10.23	4,658,405	$9.47
Granted			1,609,000	1.12
Exercised			—	—
Forfeited or expired			(425,952)	7.02
Balance as of December 31, 2022	3,396,624	$9.94	5,841,453	$7.35

Schedule of Net Cash Proceeds from Exercise of Stock Options Less Shares Used for Minimum Withholding Taxes and Intrinsic Value of Options Exercised
Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Net cash proceeds	$—	$227	$212
Intrinsic value of options exercised	$—	$344	$179

Summary of Activity of Restricted Stock Units	Information on restricted stock unit activity is as

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2021	571,303	$6.15
Granted	1,077,600	1.26
Vested	(303,728)	6.39
Forfeited	(115,969)	4.14

Unvested balance at December 31, 2022	1,229,206	$1.99

Summary of Grant Date Fair Value of Restricted Stock Unit Awards Vested	The total grant-date fair value of restricted stock unit awards that vested was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Grant-date fair value	$1,940	$1,489	$3,122

Schedule of Weighted Average Grant Date Fair Value of Restricted Stock Units Issued
Information on the weighted average grant date fair value of restricted stock units issued was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Weighted average grant date fair value	$1.26	$4.59	$6.54

Summary of Stock-Based Compensation Granted As Deemed Dividends
The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Deemed dividends from grants to Cellectis employees	$90	$(289)	$1,168

Share-Based Payment Arrangement, Performance Shares, Outstanding Activity
PSU activity for the year ended December 31, 2022, is as follows:

Number of PSUs
Outstanding as of December 31, 2021:	745,000
Issued	530,000
Forfeited/canceled	(145,000)
Awarded	—

Outstanding as of December 31, 2022:	1,130,000

2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Fair Values of Performance Stock Units Granted and Assumptions used in Monte Carlo Simulation Pricing Model
Estimated fair values of performance stock units granted:

At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3.0
Expected volatility	90.0%
Risk-free interest rate	0.4%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense	Stock-based compensation expense related to stock option awards was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expense	$2,031	$1,850	$3,371

Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense	Stock-based compensation expense related to restricted stock units was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expense	$1,318	$224	$1,155

Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense	Stock-based compensation expense related to PSUs is as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expenses	$649	$16	$445